Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000011316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.67%	2.35%	1.16%	2.63%
C000038358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(3.73%)	(2.24%)	0.06%	1.94%
C000038358 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	0.54%	2.10%	0.93%	2.38%
C000011313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	0.62%	2.26%	1.08%	2.53%
C000038359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(0.83%)	0.25%	0.16%	1.77%
C000038359 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	0.16%	1.24%	0.16%	1.77%
C000199771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.69%	2.40%	1.21%	2.67%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.46%	1.05%	0.99%	2.25%
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	1.45%	1.39%	1.13%